Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Tangible assets	$ 520,811	$ 543,868
Intangible assets	155,834	158,607
Goodwill	104,096	104,096	$ 104,096
Barge Business and Cabotage Business Segment
Disclosure of operating segments [line items]
Tangible assets	335,729	338,501
Intangible assets	12,421	14,196
Port Terminal Business Segment
Disclosure of operating segments [line items]
Tangible assets	203,282	207,001
Intangible assets	39,317	40,315
Goodwill	22,142	22,142	22,142
Barge Business Segment
Disclosure of operating segments [line items]
Goodwill	40,868	40,868	40,868
Cabotage Business
Disclosure of operating segments [line items]
Goodwill	$ 41,086	$ 41,086	$ 41,086